Employees' Retirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Curtailment gain	¥ 5,131
Accumulated benefit obligation for contract-type corporate pension plan	206,052	208,538
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"	(6,070)	15,403	14,498
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	557
Unrecognized transition obligation expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	112
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	(851)
Contract-type corporate pension plan, securities owned including stock of NTT and NTT group companies	283	267
Contract-type corporate pension plan, securities owned including stock of NTT and NTT group companies, Percentage	0.30%	0.30%
Expected contribution to Contract-type corporate pension plans	1,126
Employer contributions	3,765	5,323
Domestic bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	47.00%
Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	13.00%
Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	10.00%
Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	10.00%
Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	20.00%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for contract-type corporate pension plan	90,418	90,670
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"	(5,491)	8,461	5,594
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	686
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	(525)
Contract-type corporate pension plan, securities owned including stock of NTT and NTT group companies	4,278	4,473
Contract-type corporate pension plan, securities owned including stock of NTT and NTT group companies, Percentage	0.40%	0.50%
Expected contribution to Contract-type corporate pension plans	2,031
Employer contributions	863	841
Percentage of employees covered by NTT CDBP	10.70%	11.40%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Domestic bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	42.90%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	20.90%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	10.00%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	14.40%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	11.80%
National Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	¥ 15,982	¥ 16,044	¥ 15,414